Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE Bank of America 3 Month U.S. Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.17%	2.18%
Lipper U.S. Treasury Money Market Fund Average
Prospectus [Line Items]
Average Annual Return, Percent	3.98%	3.00%	1.91%
Standard and Poor’s (“S&P”) 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
THE GABELLI ABC FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	5.77%	4.53%	3.57%
THE GABELLI ABC FUND CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	3.30%	2.62%
THE GABELLI ABC FUND CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.89%	3.13%	2.46%
THE GABELLI ABC FUND Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	4.27%	3.32%